Note 12 Accumulated other comprehensive income items that may be reclassified to profit or loss. Financial assets at fair value through other comprehensive income (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Initial balance capital gains and losses	€ 2,069,000,000	€ 1,760,000,000
Capital Gains and losses through valuation	(696,000,000)	489,000,000
Value transfer to income capital gains and losses	(81,000,000)	(72,000,000)
Value transfer to reserves capital gains and losses
Profit taxes capital gains and losses	220,000,000	(107,000,000)
Ending balance capital gains and losses	1,512,000,000	2,069,000,000
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Initial balance capital gains and losses	(1,256,000,000)	(403,000,000)
Capital Gains and losses through valuation	201,000,000	(876,000,000)
Value transfer to income capital gains and losses
Value transfer to reserves capital gains and losses		0
Profit taxes capital gains and losses	(6,000,000)	23,000,000
Ending balance capital gains and losses	€ (1,060,000,000)	€ (1,256,000,000)